Operating Income	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Income [Abstract]
Operating Income	REVENUES AND OTHER INCOME
Financial statement line item detail

Revenue and other income	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
Revenues	8,790	11,482
CIR tax credit	3,343	3,547
Government grants and subsidies	9	82
Other operating income	46	263
TOTAL	12,188	15,374
For the half-year ended June 30, 2023, the total revenues and other income amounted to €15,374 (€12,188 for the same period in 2022).
For the half-year ended June 30, 2023, Revenue amounted to €11,482 in 2023 (€8,790 for the same period in 2022).
Revenue is primarily composed of:
•Licensing Agreement (Ipsen). In December 2021, GENFIT and Ipsen entered into an exclusive licensing agreement for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
◦During the first six months of 2023, €8.2 million was attributable to the partial recognition of deferred revenue as noted in Note 21 - "Deferred income and revenue".
◦During the first six months of 2022, €8.2 million was attributable to the partial recognition of deferred revenue as noted in Note 21 - "Deferred income and revenue".
•Transition Services Agreement (Ipsen). In 2022, GENFIT and Ipsen entered into a Service Transition Agreement, which describes the scope of the services provided by GENFIT to Ipsen in order to facilitate the transition of certain activities related to the Phase 3 clinical trial, evaluating elafibranor in PBC. This agreement was subsequently amended following the unblinding of the study to specify costs to be borne by the parties in the agreement. This position is reflected in the financial statements.
◦During the first six months of 2023, services provided under this contract generated €3.2 million in revenue.
◦During the first six months of 2022, services provided under this contract generated €0.6 million in revenue.
Other income
The breakdown of Other income is as follows:

Other income	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
CIR tax credit	3,343	3,547
Other operating income	46	263
Government grants and subsidies	9	82
TOTAL	3,398	3,893
During the first six months of 2023, the research tax credit (CIR) amounted to €3,547 in 2023 (€3,343 for the same period in 2022), due to an increase in research and development activity.
The research tax credit receivable amounted to €14,847 as of June 30, 2023, €6,017 of which relates to 2022 and €5,282 of which relates to 2021. The balance for 2021 and 2022 has not yet been reimbursed in 2023 given the ongoing tax audit.
During the first six months of 2023, the Group recognized €263 in “Other operating income” (€46 for the same period in 2022), mainly comprised of exchange gains on trade receivables.